LVIP American Funds Vanguard Active Passive Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.94%
Equity Funds–64.99%
American Funds®-
✧American Funds Fundamental Investors	30,314	$2,688,213
✧American Mutual Fund	28,479	1,666,004
Capital Group Core Equity ETF	74,308	2,854,913
Capital Group Growth ETF	50,701	2,037,673
Vanguard S&P 500 Growth ETF	4,959	2,021,735
Vanguard S&P 500 Value ETF	10,180	2,074,582
		13,343,120
Fixed Income Funds–18.84%
✧American Funds®-
Bond Fund of America	204,564	2,313,620
Corporate Bond	79,796	751,680
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧American Funds®- (continued)
Vanguard Intermediate-Term Corporate Bond ETF	9,698	$802,509
		3,867,809
International Equity Funds–16.11%
American Funds®– Capital Group Global Growth Equity ETF	65,620	2,189,739
Vanguard FTSE Developed Markets ETF	17,433	1,117,107
		3,306,846
Total Investment Companies (Cost $20,862,698)		20,517,775

TOTAL INVESTMENTS–99.94% (Cost $20,862,698)	20,517,775
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	12,196
NET ASSETS APPLICABLE TO 1,895,130 SHARES OUTSTANDING–100.00%	$20,529,971

✧Class R-6 shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
S&P–Standard & Poor’s
LVIP American Funds Vanguard Active Passive Growth Fund–1